Description of Business	12 Months Ended
Mar. 31, 2012
Description of Business [Abstract]
DESCRIPTION OF BUSINESS
1.	DESCRIPTION OF BUSINESS

Mahanagar Telephone Nigam Limited (“MTNL” or the “Company”) was incorporated in New Delhi, India as a limited liability company under the Indian Companies Act, 1956. MTNL is the principal provider of basic or fixed line telecommunications services in Delhi and Mumbai. MTNL also provides internet and cellular services in both Delhi and Mumbai. MTNL’s license for fixed line services which covers the state of Delhi and the municipalities of Mumbai, Navi Mumbai and Thane (which are in the state of Maharashtra) is valid up to March 31, 2013 and MTNL’s licenses for internet and cellular services are valid up to September 7, 2017 and October 9, 2017 respectively.  MTNL obtained a National Long Distance license for Delhi and the municipalities of Mumbai, Navi Mumbai and Thane valid from May 10, 2006 until May 9, 2026. MTNL has also obtained the spectrum license for operating 3G and BWA services in Delhi and Mumbai (including Navi Mumbai and Thane) for a period of 20 years and 15 years respectively.

Millennium Telecom Limited (hereinafter referred to as “MTL”), a wholly owned India based subsidiary of MTNL, is engaged in providing capacity building in international bandwidth and web based tendering portal solutions. Mahanagar Telephone Mauritius Limited (hereinafter referred to as “MTML”), a wholly owned subsidiary of MTNL was registered in Mauritius in November 2003. MTML was granted a license by the Government of Mauritius on January 27, 2004 to provide public switched telecom services, public land mobile services and international long distance services for a period of 15 years with service obligation within 18 months of grant of license. MTML commenced operations during the year ended March 31, 2006.